Earnings (Loss) Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted earnings per share of common stock:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
	(Dollars in millions, except share data)

Net income	$57	$47	$143	$125
Deferred cumulative preferred stock dividends	(2)	(8)	(18)	(22)
Net income applicable to common stockholders	$55	$39	$125	$103
Weighted average shares
Weighted average common shares outstanding	56,580,238	56,436,026	56,556,188	56,419,354
Effect of dilutive securities
May Investor warrants	364,791	339,478	339,893	290,840
Stock-based awards	988,777	431,999	831,181	340,595
Weighted average diluted common shares	57,933,806	57,207,503	57,727,262	57,050,789
Earnings per common share
Basic earnings per common share	$0.98	$0.70	$2.21	$1.82
Effect of dilutive securities
May Investor warrants	—	—	(0.02)	(0.01)
Stock-based awards	(0.02)	(0.01)	(0.03)	(0.01)
Diluted earnings per share	$0.96	$0.69	$2.16	$1.80

The following table sets forth the computation of basic and diluted earnings (loss) per share of common stock.

	For the Years Ended December 31,
	2015	2014	2013
	(In millions, except share data)
Net income (loss)	$158	$(69)	$267
Less: preferred stock dividend/accretion	—	(1)	(6)
Net income (loss) from continuing operations	158	(70)	261
Deferred cumulative preferred stock dividends	(30)	(26)	(14)
Net income (loss) applicable to Common Stockholders	$128	$(96)	$247
Weighted Average Shares
Weighted average common shares outstanding	56,426,977	56,246,528	56,063,282
Effect of dilutive securities
May Investor Warrants (1)	305,484	—	237,412
Stock-based awards	432,062	—	217,487
Weighted average diluted common shares	57,164,523	56,246,528	56,518,181
Earnings (loss) per common share
Basic earnings (loss) per common share	$2.27	$(1.72)	$4.40
Effect of dilutive securities
May Investor Warrants	(0.01)	—	(0.02)
Stock-based awards	(0.02)	—	(0.01)
Diluted earnings (loss) per common share	$2.24	$(1.72)	$4.37

(1)	Includes the May Warrants at an exercise price of $10.00 per share and a fair value of $8 million and $11 million at December 31, 2015 and 2013, respectively.